AFA MULTI-MANAGER CREDIT FUND

Schedule of Investments

July 31, 2023 (Unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Investment Funds
Primary Investment Funds
Commercial Asset Based Lending (7.73%)
Callodine Asset Based Loan Fund II, LP(a)(b)	North America	September, 2022	N/A	N/A	$2,984,556	$3,248,192	2.76%
Callodine Perpetual ABL Fund LP(a)(b)	North America	July, 2023	Quarterly	90	4,674,321	4,696,335	3.99%
Nebari Natural Resources Credit Fund II SPC(a)(b)	Cayman Islands	February, 2023	N/A	N/A	1,135,021	1,154,214	0.98%
Commercial Real Estate Bridge Lending (7.61%)
Alcova Capital Yield Premium Fund, L.P.(a)(b)	North America	August, 2021	N/A	N/A	8,900,000	8,967,242	7.61%
Diversified Asset-Based Lending (11.62%)
OHPC LP(a)(b)	North America	April, 2022	Quarterly	90	13,500,000	13,686,159	11.62%
Financial Asset Based Lending (6.85%)
CoVenture Credit Opportunities Partners Fund LP(a)(b)	North America	July, 2022	Quarterly	90	8,000,000	8,069,680	6.85%
Ginnie Mae Early Buyout (0.97%)
Lynx EBO Fund II(B) SP, 3,500 Shares(a)(b)	North America	October, 2021	N/A	N/A	2,100,000	1,137,041	0.97%
Opportunistic Real Estate Lending (2.79%)
Mavik Real Estate Special Opportunities Fund, LP(a)(b)	North America	July, 2022	N/A	N/A	2,786,121	3,286,153	2.79%
Litigation Financing (9.21%)
Rocade Capital Fund IV LP(a)(b)	North America	May, 2023	N/A	N/A	11,200,000	10,850,946	9.21%
Other Specialty Finance (8.34%)
Pier Special Opportunities Fund LP(a)(b)	North America	December, 2022	Quarterly	60	9,424,493	9,821,692	8.34%
Portfolio Finance (4.38%)
HCM U.S. Feeder, LP(a)(b)	North America	July, 2022	Semi-Annual	90	5,000,000	5,163,720	4.38%
Residential Real Estate Development Lending (6.42%)
1 Sharpe Income ADV LP(a)(b)	North America	July, 2021	Semi-Annual	90	6,700,000	7,564,153	6.42%
Small Business Lending (5.65%)
FVP Opportunity Fund(a)(b)	North America	June, 2023	N/A	N/A	6,360,000	6,650,262	5.65%
Specialty Finance Asset Based Lending (4.75%)
Medalist Asset-Based Credit Fund III LP(a)(b)	North America	July, 2023	N/A	N/A	5,690,427	5,594,703	4.75%
Specialty Finance Credit Facilities (8.64%)
Rivonia Road Fund LP(a)(b)	North America	June, 2023	Semi-Annual	90	10,000,000	10,178,483	8.64%
Total Primary Investments (Cost $98,454,939) (84.96%)					98,454,939	100,068,975
Total Investments in Investment Funds (Cost $98,454,939) (84.96%)					98,454,939	100,068,975

Short-Term Investments
Money Market Fund (14.13%)
Fidelity Colchester Street Trust - Treasury Portfolio - Class I, 5.15%, 16,644,666 Shares(c)					16,644,666	16,644,666	14.13%
Total Short-Term Investments (Cost $16,644,666) (14.13%)					16,644,666	16,644,666

Total Investments (Cost $115,099,605) (99.09%)						$116,713,641
Assets less other liabilities (0.91%)						1,083,951
Net Assets - 100.00%						$117,797,592

[a]	Investment Funds are restricted as to resale.
[b]	Non-income producing.
[c]	The rate quoted is the annualized seven-day yield of the fund at the period end.